INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Italy joint venture - Segment information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment information
Operating revenue	$ 9,474	$ 8,885	$ 9,606
Adjusted EBITDA	3,587	3,232	2,875
Capital expenditures	1,791	1,741	2,034
Italy Joint Venture Segment
Segment information
Operating revenue	6,913	1,250
Adjusted EBITDA	2,131	482
Capital expenditures	1,434	584
Reportable segments
Segment information
Operating revenue	9,474	8,885	$ 9,606
Reportable segments | Italy Joint Venture Segment
Segment information
Operating revenue	6,912	$ 1,250
Inter-segment | Italy Joint Venture Segment
Segment information
Operating revenue	$ 1